Fair Value Disclosures (Measurement Of Fair Value Of Assets And Liabilities On Recurring Basis) (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets:
Commodity derivative contracts, gross	$ 24,558	$ 15,773	$ 166,106
Financial Liabilities:
Commodity derivative contracts, gross	12,672	40,656	61,840
Commodity Derivative Contract [Member]
Financial Assets:
Commodity derivative contracts, gross	24,558	15,773	166,106
Financial Liabilities:
Commodity derivative contracts, gross	12,672	40,656	61,840
Level 1 [Member] | Commodity Derivative Contract [Member]
Financial Assets:
Commodity derivative contracts, gross
Financial Liabilities:
Commodity derivative contracts, gross
Level 2 [Member] | Commodity Derivative Contract [Member]
Financial Assets:
Commodity derivative contracts, gross	24,558	15,773	166,106
Financial Liabilities:
Commodity derivative contracts, gross	12,672	40,656	$ 61,840
Level 3 [Member] | Commodity Derivative Contract [Member]
Financial Assets:
Commodity derivative contracts, gross
Financial Liabilities:
Commodity derivative contracts, gross